UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23216

FS Series Trust

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Series Trust

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

FS Multi-Strategy Alternatives Fund (the “Fund”) is a series of FS Series Trust (the “Trust”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund’s unaudited schedule of investments as of September 30, 2017 is set forth below:

1

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2017

(dollar values in thousands, except per share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds—19.3%
Actuant Corp., 5.6%, 6/15/2022		Miscellaneous Manufacturing	$150	$155	$154
AECOM Co., 5.8%, 10/15/2022	(d)	Engineering & Construction	175	183	183
Allegion US Holding Co., Inc., 5.8%, 10/1/2021		Electronics	100	103	103
American Axle & Manufacturing, Inc., 6.3%, 3/15/2021		Auto Parts & Equipment	100	103	103
Amkor Technology, Inc., 6.6%, 6/1/2021		Semiconductors	125	128	128
Andeavor Co., 5.4%, 10/1/2022		Oil & Gas	100	103	103
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.1%, 10/15/2021		Pipelines	100	103	103
Beacon Roofing Supply, Inc., 6.4%, 10/1/2023		Distribution/Wholesale	200	213	213
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.4%, 5/1/2022		Lodging	100	108	108
CCO Holdings LLC / CCO Holdings Capital Corp., 5.3%, 9/30/2022		Media	175	180	181
Clear Channel Worldwide Holdings, Inc., 7.6%, 3/15/2020		Media	175	177	173
Cott Beverages, Inc., 5.4%, 7/1/2022		Beverages	125	130	131
DaVita, Inc., 5.8%, 8/15/2022		Healthcare-Services	275	284	284
DISH DBS Corp., 6.8%, 6/1/2021		Media	154	168	170
EnPro Industries, Inc., 5.9%, 9/15/2022		Miscellaneous Manufacturing	200	209	209
Frontier Communications Corp., 7.1%, 3/15/2019		Telecommunications	125	131	124
HRG Group, Inc., 7.8%, 1/15/2022		Holding Companies-Diversified	250	264	262
IAC FinanceCo, Inc., 0.9%, 10/1/2022	(d) (e)	Internet	9	9	10
IASIS Healthcare LLC / IASIS Capital Corp., 8.4%, 5/15/2019		Healthcare-Services	100	100	100
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.0%, 8/1/2020		Apparel	225	232	232
II-VI, Inc., 0.3%, 9/1/2022	(e)	Electronics	36	38	40
Ingles Markets, Inc., 5.8%, 6/15/2023		Food	100	100	98
Iron Mountain, Inc., 5.8%, 8/15/2024		Real Estate Investment Trusts	100	103	103
Laredo Petroleum, Inc., 7.4%, 5/1/2022		Oil&Gas	150	156	156
Level 3 Communications, Inc., 5.8%, 12/1/2022		Telecommunications	75	77	78
Marriott Vacations Worldwide Corp., 1.5%, 9/15/2022	(e)	Entertainment	24	24	25
Navistar International Corp., 8.3%, 11/1/2021		Auto Manufacturers	150	152	151
NRG Energy, Inc., 7.9%, 5/15/2021		Electric	288	296	297
Penske Automotive Group, Inc., 5.8%, 10/1/2022		Retail	225	232	233
Pitney Bowes, Inc., 3.6%, 9/15/2020		Office/Business Equipment	75	75	75

2

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2017

(dollar values in thousands, except per share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Ply Gem Industries, Inc., 6.5%, 2/1/2022		Construction Materials	250	262	261
Regency Energy Partners LP / Regency Energy Finance Corp., 6.5%, 7/15/2021		Pipelines	250	257	256
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.9%, 2/15/2021		Packaging & Containers	162	167	167
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.8%, 10/15/2020		Packaging & Containers	50	51	51
Rite Aid Corp., 6.8%, 6/15/2021		Retail	268	276	277
Springs Industries, Inc., 6.3%, 6/1/2021		Textiles	100	103	103
Sprint Corp., 7.6%, 2/15/2025		Telecommunications	200	223	230
TransDigm, Inc., 6.0%, 7/15/2022		Aerospace/Defense	200	206	208
Tribune Media Co., 5.9%, 7/15/2022		Media	100	104	104
United Rentals North America, Inc., 7.6%, 4/15/2022		Commercial Services	118	123	123
Uniti Group, Inc. / CSL Capital LLC, 8.3%, 10/15/2023		Real Estate Investment Trusts	100	105	88
Western Digital Corp., 10.5%, 4/1/2024		IT Services	150	175	177
William Lyon Homes, Inc., 7.0%, 8/15/2022		Home Builders	250	260	260

Total Corporate Bonds				6,648	6,635

Convertible Bonds—15.6%
Aerojet Rocketdyne Holdings, Inc.	(e)	Aerospace/Defense	122	159	183
AMAG Pharmaceuticals, Inc.		Biotechnology	300	279	291
Ares Capital Corp.	(e)	Investment Company Security	162	162	166
Citrix Systems, Inc.		Software	200	234	232
Ctrip.com International Ltd.		Internet	200	227	227
DISH Network Corp.	(e)	Media	142	151	141
Electronics For Imaging, Inc.		IT Services	21	23	22
Empire State Realty OP LP	(e)	Real Estate Investment Trusts	250	279	280
Euronet Worldwide, Inc.		Commercial Services	100	136	135
Insulet Corp.	(e)	Healthcare-Products	100	118	114
InterDigital, Inc.		Telecommunications	250	303	296
Invacare Corp.		Healthcare-Products	212	239	252
iStar, Inc.	(e)	Real Estate Investment Trusts	100	101	101
LendingTree, Inc.	(e)	Commercial Services	150	194	199
Medicines Co.		Biotechnology	187	244	235
National Health Investors, Inc.		Real Estate Investment Trusts	190	214	220
Nuance Communications, Inc.	(e)	Software	150	145	144

3

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2017

(dollar values in thousands, except per share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Pattern Energy Group, Inc.		Energy-Alternate Sources	126	128	133
Quidel Corp.		Healthcare-Products	157	206	239
Red Hat, Inc.		Software	50	67	77
ServiceNow, Inc.	(e) (f)	Software	85	88	91
Starwood Property Trust, Inc.		Real Estate Investment Trusts	250	248	253
Starwood Property Trust, Inc.		Real Estate Investment Trusts	100	100	100
Tesla, Inc.		Auto Manufacturers	200	258	247
Twitter, Inc.		Internet	300	278	275
Vishay Intertechnology, Inc.		Electronics	250	277	282
Workday, Inc.		Software	221	291	304
World Wrestling Entertainment, Inc.	(e)	Media	100	106	113

Total Convertible Bonds				5,255	5,352
Convertible Preferred Stocks—0.0%
Crown Castle International Corp.		Real Estate Investment Trusts	16	17	17
Total Convertible Preferred Stocks				17	17

Portfolio Company(a)	Footnotes	Yield	Par(b)	Amortized Cost	Fair Value(c)
Short-Term Investments—50.5%
State Street Institutional Treasury Plus Money Market Fund – Institutional Class	(g)	0.92%	$17,393	$17,393	$17,393
Total Short-Term Investments				17,393	17,393

4

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2017

(dollar values in thousands, except per share amounts)

Portfolio Company(a)	Contracts	Amortized Cost	Fair Value(c)
Call Options Purchased—0.0%
Jones Energy, Inc. Call 2.5, 10/2017	300	—	—
Total Call Options Purchased		—	—
Put Options Purchased—0.0%
Pattern Energy Group, Inc. Put 20, 12/2017	900	—	—
Total Purchased Options		—	—
TOTAL INVESTMENTS—85.4%		$29,313	$29,397
OTHER ASSETS IN EXCESS OF LIABILITIES—14.6%			5,021
NET ASSETS—100.0%			$34,418

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds Sold Short—(1.2)%
Boyd Gaming Corp., 6.4%, 4/1/2026		Lodging	$200	$(218)	$(218)
DISH DBS Corp., 7.8%, 7/1/2026		Media	74	(87)	(85)
MGM Resorts International, 4.6%, 9/1/2026		Lodging	100	(100)	(102)
Total Corporate Bonds Sold Short				(405)	(405)

5

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2017

(dollar values in thousands, except per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stocks Sold Short—(8.2)%
Aerojet Rocketdyne Holdings, Inc.		Aerospace/Defense	3,736	$(112)	$(131)
AMAG Pharmaceuticals, Inc.		Biotechnology	6,600	(114)	(122)
Ares Capital Corp.		Investment Company Security	2,028	(34)	(33)
Citrix Systems, Inc.	(d)	Software	1,919	(151)	(147)
Crown Castle International Corp.		Real Estate Investment Trusts	107	(10)	(11)
Ctrip.com International Ltd.		Internet	2,097	(112)	(111)
DISH Network Corp.		Media	970	(62)	(53)
Electronics For Imaging, Inc.		IT Services	137	(6)	(6)
Empire State Realty Trust, Inc.	(d)	Real Estate Investment Trusts	7,909	(164)	(162)
Euronet Worldwide, Inc.		Commercial Services	1,122	(107)	(106)
IAC/InterActiveCorp		Internet	33	(4)	(4)
II-VI, Inc.		Electronics	458	(17)	(19)
Insulet Corp.		Healthcare-Products	1,200	(71)	(66)
InterDigital, Inc.		Telecommunications	2,184	(176)	(161)
Invacare Corp.		Healthcare-Products	8,891	(132)	(140)
iStar, Inc.		Real Estate Investment Trusts	3,213	(38)	(38)
LendingTree, Inc.		Commercial Services	550	(130)	(134)
Marriott Vacations Worldwide Corp.		Entertainment	86	(10)	(11)
Medicines Co.		Biotechnology	3,906	(152)	(145)
National Health Investors, Inc.		Real Estate Investment Trusts	1,936	(148)	(150)
Nuance Communications, Inc.		Software	3,916	(62)	(62)
Pattern Energy Group, Inc.		Energy-Alternate Sources	1,726	(40)	(42)
Quidel Corp.		Healthcare-Products	3,951	(148)	(173)
Red Hat, Inc.		Software	615	(59)	(68)
ServiceNow, Inc.		Software	397	(43)	(47)
Starwood Property Trust, Inc.		Real Estate Investment Trusts	1,930	(42)	(42)
Tesla, Inc.		Auto Manufacturers	460	(170)	(157)
Vishay Intertechnology, Inc.		Electronics	12,225	(224)	(230)
Workday, Inc.		Software	2,027	(205)	(214)
World Wrestling Entertainment, Inc.		Media	2,347	(48)	(55)
Total Common Stocks Sold Short				$(2,791)	$(2,840)
Total Securities Sold Short				$(3,196)	$(3,245)

6

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2017

(dollar values in thousands, except per share amounts)

Counterparty	Fund receives	Fund pays	Expiration Date	Notional amount	Premium paid	Premium received	Unrealized appreciation	Unrealized depreciation
Total Return Swaps(h)—(0.1)%
Barclays Bank PLC	Total return on Barclays Atlantic Exceed + Index	Fixed rate of 0.25%	5/16/18	4,290	$—	$—	$—	$10
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index - Bond Index	Fixed rate of 0.55%	5/16/18	1,910	—	—	—	33
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index - Developed FX Index	Fixed rate of 0.55%	5/16/18	764	—	—	—	16
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index - EM FX Index	Fixed rate of 0.55%	5/16/18	1,146	—	—	—	45
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index - Equity Index	Fixed rate of 0.55%	5/16/18	1,910	—	—	—	42
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index - Equity Volatility	Fixed rate of 0.55%	5/16/18	402	—	—	18	—
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index - Money Market	Fixed rate of 0.55%	5/16/18	1,910	—	—	—	28
Barclays Bank PLC	Total return on Barclays Trendstar + Alt Roll 2 Index	Fixed rate of 0.70%	5/16/18	1,430	—	—	2	—
Goldman Sachs International	Total return on Goldman Sachs Cross Asset Trend Risk Parity	Fixed rate of 0.15%	5/16/18	2,681	—	—	—	87
Goldman Sachs International	Total return on Goldman Sachs Equity Factor Index World	Fixed rate of 0.40%	5/16/18	3,575	—	—	5	—
JP Morgan Chase Bank, N.A.	Total return on J.P. Morgan Government Bond Carry-to-Risk Index	Fixed rate of 0.45%	5/16/18	1,430	9	—	—	11
Morgan Stanley Capital Services LLC	Total return on Morgan Stanley Equity Risk Premia Multi-Factor Index	Fixed rate of 0.80%	5/16/18	3,597	—	—	15	—
Morgan Stanley Capital Services LLC	Total return on Morgan Stanley eVol Hedge In	Fixed rate of 0.50%	5/16/18	715	—	—	—	—
Morgan Stanley Capital Services LLC	Total return on Morgan Stanley Tactical Long Side Factor Index	Fixed rate of 0.20%	5/16/18	1,057	—	—	—	—
Societe Generale	Total return on Societe Generale International Merger Arbitrage Premia Index	One Month LIBOR + 0.42%	6/5/18	5,720	8	—	43	—
Total					$17	$—	$83	$272

7

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2017

(dollar values in thousands, except per share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value as of September 30, 2017 is determined by the board of trustees of the Trust. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent unaudited financial statements.

(d)	Position or portion thereof unsettled as of September 30, 2017.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,607, which represents approximately 4.7% of net assets as of September 30, 2017.

(f)	Issued with a zero coupon.

(g)	Rate represents the seven-day yield as of September 30, 2017.

(h)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

LIBOR – London Interbank Offered Rate (As of September 30, 2017, One Month LIBOR was 1.23%)

8

FS Multi-Strategy Alternatives Fund

Notes to Unaudited Consolidated Schedule of Investments

As of September 30, 2017

(dollar values in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s unaudited financial statements contained in its semi-annual report for the period from May 16, 2017 (Commencement of Operations) to June 30, 2017.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of September 30, 2017:

	September 30, 2017
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Corporate Bonds	$6,648	$6,635	23%
Convertible Bonds	5,255	5,352	18%
Convertible Preferred Stocks	17	17	0%
Short-Term Investments	17,393	17,393	59%
Call Options Purchased	—	—	0%
Put Options Purchased	—	—	0%
	$29,313	$29,397	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

As of September 30, 2017, the Fund was not deemed to “control” any of its portfolio companies and was not deemed to be an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of September 30, 2017:

9

FS Multi-Strategy Alternatives Fund

Notes to Unaudited Consolidated Schedule of Investments

As of September 30, 2017

(dollar values in thousands)

	September 30, 2017
Industry Classification	Fair Value	Percentage of Portfolio
Real Estate Investment Trusts	$1,162	4.0%
Media	882	3.0%
Software	848	2.9%
Telecommunications	728	2.4%
Healthcare-Products	605	2.1%
Biotechnology	526	1.8%
Internet	512	1.7%
Retail	510	1.7%
Commercial Services	457	1.5%
Electronics	425	1.4%
Auto Manufacturers	398	1.4%
Aerospace/Defense	391	1.3%
Healthcare-Services	384	1.3%
Miscellaneous Manufacturing	363	1.2%
Pipelines	359	1.2%
Electric	297	1.0%
Holding Companies-Diversified	262	0.9%
Construction Materials	261	0.9%
Home Builders	260	0.9%
Oil & Gas	259	0.9%
Apparel	232	0.8%
Packaging & Containers	218	0.7%
Distribution/Wholesale	213	0.7%
IT Services	199	0.7%
Engineering & Construction	183	0.6%
Investment Company Security	166	0.6%
Energy-Alternate Sources	133	0.5%
Beverages	131	0.4%
Semiconductors	128	0.4%
Lodging	108	0.4%
Auto Parts & Equipment	103	0.4%
Textiles	103	0.4%
Food	98	0.3%
Office/Business Equipment	75	0.3%
Entertainment	25	0.1%
Short-Term Investments	17,393	59.2%
	$29,397	100.0%

10

FS Multi-Strategy Alternatives Fund

Notes to Consolidated Unaudited Schedule of Investments

As of September 30, 2017

(dollar values in thousands)

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of September 30, 2017, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	September 30, 2017
Level 1 - Price quotations in active markets	$17,410
Level 2 - Significant other observable inputs	11,987
Level 3 - Significant unobservable inputs	—
Total	$29,397

As of September 30, 2017, the Fund’s investments sold short were categorized as follows in the fair value hierarchy:

Valuation Inputs	September 30, 2017
Level 1 - Price quotations in active markets	$(2,840)
Level 2 - Significant other observable inputs	(405)
Level 3 - Significant unobservable inputs	—
Total	$(3,245)

As of September 30, 2017, the Fund’s total return swaps were categorized as follows in the fair value hierarchy (amount shown represents unrealized gain (loss) at period end):

Valuation Inputs	September 30, 2017
Level 1 - Price quotations in active markets	$—
Level 2 - Significant other observable inputs	(189)
Level 3 - Significant unobservable inputs	—
Total	$(189)

11

Item 2.	Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Trust’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

12

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Series Trust

By:	/s/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	President
	Date:	November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	President
(Principal Executive Officer)
	Date:	November 29, 2017

By:	/s/ William Goebel
	Name:	William Goebel
	Title:	Chief Financial Officer
(Principal Financial Officer)
	Date:	November 29, 2017